Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) from Continuing Operations Per Ordinary Share

The table below presents basic and diluted net income (loss) from continuing operations per Ordinary Share for the years ended December 31, 2024, 2023 and 2022, respectively:

	December 31, 2024	December 31, 2023	December 31, 2022
Earnings (loss) per share, basic and diluted	$0.39	$(0.26)	$4.53

The table below presents basic and diluted net income from discontinued operation per common share for the years ended December 31, 2024, 2023 and 2022, respectively:

	December 31, 2024	December 31, 2023	December 31, 2022
Earnings (loss) per share, basic and diluted	$0.02	$0.01	$(0.01)

The table below presents basic and diluted net income per common share for the years ended December 31, 2024, 2023 and 2022, respectively:

	December 31, 2024	December 31, 2023	December 31, 2022
Earnings (loss) per share, basic and diluted	$0.41	$(0.25)	$4.52

Schedule of Income (Loss) Per Share

The net income (loss) and weighted average number of common shares used in the calculation of basic income (loss) per share are as follows:

	Year ended December 31
	2024	2023	2022
Net income (loss) from continuing operations used in the calculation of earnings (loss) per share, diluted	$19,647	$(12,055)	$211,334
Net income (loss) from discounting operation used in the calculation of earnings (loss) per share, diluted	$1,250	$290	$(400)
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic and diluted	47,635,875	47,635,875	46,767,930